Shareholders' equity - Share capital, tabular (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 12, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Number of common shares
Issuance of shares upon exercise of warrants (in shares)	1,800,000
Exercise price	$ 9.11
Balance at ending (in shares)		201,481,707
Share Capital
Balance at beginning		$ 1,810,741	$ 1,318,479	$ 1,318,479
Exercise of stock options		(199)	493
Issuance of shares upon exercise of warrants			16,398
NCIB purchase of common shares and automatic share purchase plan ("ASPP")		4,418	(14,375)
Balance at ending		$ 1,700,876	$ 1,840,967	$ 1,810,741
Number of warrants exercised	1,800,000
Share Capital
Number of common shares
Balance at beginning (in shares)		201,353,962	155,685,593	155,685,593
Issuance of shares pursuant to the Maverix acquisition (in shares)				(45,097,390)
Exercise of stock options (in shares)		410,845	256,799	256,799
Issuance of shares upon exercise of warrants (in shares)			1,800,000	1,800,000
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)		(283,100)	(911,646)	(1,485,820)
Balance at ending (in shares)		201,481,707	201,928,136	201,353,962
Share Capital
Balance at beginning		$ 1,749,180	$ 1,250,194	$ 1,250,194
Issuance of shares pursuant to the Maverix acquisition				(491,111)
Exercise of stock options		(199)	493	442
Issuance of shares upon exercise of warrants			24,336	24,336
NCIB purchase of common shares and automatic share purchase plan ("ASPP")		1,389	(7,312)	(16,903)
Balance at ending		$ 1,750,370	$ 1,758,822	$ 1,749,180